Disaggregated Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Disaggregated Revenues [Abstract]
Schedule of Company’s Breakdown of Revenues

Information for the Company’s breakdown of revenues by service type for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
Freight forwarding services
– Air freight	$92,645,878	$138,683,827	$85,621,326
– Ocean freight	4,651,267	1,336,418	1,509,863
Subtotal	97,297,145	140,020,245	87,131,189
Ancillary logistic services	8,382	224	35,280
Total	$97,305,527	$140,020,469	$87,166,469

Information for the Company’s breakdown of revenues from freight forwarding services for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
Export shipments
– Air	$92,619,992	$138,665,566	$85,613,133
– Ocean	4,618,438	1,314,374	1,503,045
–Subtotal	97,238,430	139,979,940	87,116,178

Import shipments
– Air	25,886	18,261	8,193
– Ocean	32,829	22,044	6,818
–Subtotal	58,715	40,305	15,011
Total	97,297,145	$140,020,245	$87,131,189

Information for the Company’s breakdown of revenues by types of customers for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
Freight forwarders	$95,649,511	$139,475,411	$86,762,856
Direct customers	1,656,016	545,058	403,613
Total	$97,305,527	$140,020,469	$87,166,469

Schedule of Company’s Breakdown of Export Revenue Destination

Information for the Company’s breakdown of export revenue destination for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022		2023		2024
United States	$75,185,052	77.32%	$122,275,056	87.35%	$61,745,629	70.88%
United Kingdom	5,248,600	5.40%	3,725,207	2.66%	6,012,265	6.90%
The Netherlands	5,054,684	5.20%	7,703,309	5.50%	6,401,024	7.35%
Others (Note)	11,750,094	12.08%	6,276,368	4.49%	12,957,261	14.87%
Total export revenue	$97,238,430	100%	$139,979,940	100%	$87,116,179	100%